VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.1%
California—0.8%
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	$ 500	$ 384
Colorado—8.8%
City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,105
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A
(AGM Insured) 5.250%, 12/1/49	500	517
(AGM Insured) 5.250%, 12/1/54	200	206
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	407
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,880	1,968
		4,203

Connecticut—1.2%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	303
State of Connecticut, General Obligation, Series B 5.000%, 12/1/29	255	279
		582

Florida—11.8%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	231
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	501
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	625	643
Miami Beach Redevelopment Agency, Tax Increment Revenue
5.000%, 2/1/32	320	321
(AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,714
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	763
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	935	950
	Par Value	Value

Florida—continued
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	$ 430	$ 440
		5,603

Georgia—4.4%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	550	612
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	551
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	924
		2,087

Illinois—7.3%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	275	292
City of Chicago, Water Revenue, Second Lien
(AGM Insured) 5.250%, 11/1/32	350	363
Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	518
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,037
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,285
		3,495

Indiana—4.7%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,718
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	531
		2,249

Kentucky—1.1%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	500	509
Louisiana—3.8%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project Revenue (AMT) 5.500%, 9/1/54	500	509
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	650	725
Series E 5.000%, 9/1/31	500	557
		1,791

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Maryland—1.5%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	$ 200	$ 174
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/1/39	500	551
		725

Massachusetts—2.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/41	250	267
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	364
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	513
		1,144

Michigan—1.1%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	501
Minnesota—5.0%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,160
(SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,207
		2,367

New Jersey—4.4%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	500	550
Series AA 5.250%, 6/15/41	500	530
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	257
5.000%, 6/1/32	250	256
5.000%, 6/1/33	250	256
5.000%, 6/1/34	250	255
		2,104

New York—3.5%
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AGM Insured) 3.000%, 1/1/36	250	223
(AGM Insured) 3.000%, 1/1/37	100	88
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	384
	Par Value	Value

New York—continued
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1 5.000%, 5/1/42	$ 260	$ 272
New York City Transitional Finance Authority, Income Tax Revenue, Series H-1
5.000%, 11/1/41	250	265
5.500%, 11/1/51	135	144
New York Transportation Development Corp., Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	272
		1,648

Ohio—0.9%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	414
Oklahoma—1.1%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	500	527
Pennsylvania—11.2%
City of Philadelphia,
General Obligation, Series C 5.000%, 8/1/32	1,805	2,014
Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	302
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	500	531
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,486
		5,333

South Carolina—1.5%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	680	705
Tennessee—2.7%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	250	258
5.000%, 7/1/52	250	250
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	531
5.500%, 7/1/41	250	264
		1,303

Texas—11.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	175

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Texas—continued
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	$ 750	$ 733
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	457
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	298
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,045	1,181
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	485	498
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, SOFR Index Series C 3.713%, 9/15/27(2)	1,275	1,275
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	618
		5,235

Virginia—3.0%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	608
Virginia Resources Authority Clean Water Revolving Fund, Water Revenue 5.000%, 10/1/28	750	804
		1,412

Washington—2.4%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	312
State of Washington, General Obligation, Series C 5.000%, 8/1/37	750	827
		1,139

Wisconsin—0.5%
Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	246
Total Municipal Bonds (Identified Cost $46,709)		45,706

Total Long-Term Investments—96.1% (Identified Cost $46,709)		45,706

	Shares	Value
Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(3)	128,809	$ 129
Total Short-Term Investment (Identified Cost $129)		129

TOTAL INVESTMENTS—96.4% (Identified Cost $46,838)		$45,835
Other assets and liabilities, net—3.6%		1,701
NET ASSETS—100.0%		$47,536

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
ST INTERCEPT	State Intercept

Footnote Legend:
(1)	At June 30, 2025, 18.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$45,706	$—	$45,706
Money Market Mutual Fund	129	129	—
Total Investments	$45,835	$129	$45,706
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.